DESCRIPTION OF BUSINESS, RELATED MATTERS AND BASIS OF PRESENTATION (Details)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 21, 2016 USD ($)	Dec. 21, 2015 USD ($)	Sep. 16, 2015 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Jun. 20, 2016 USD ($)	Sep. 30, 2017 USD ($) segment $ / shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) segment $ / shares	Oct. 31, 2015 USD ($)	Oct. 15, 2015 USD ($)	Oct. 09, 2015 USD ($)	Oct. 12, 2012 USD ($)
Business Acquisition
Document Period End Date								Sep. 30, 2017
Number of reportable business segments | segment								2		2
Net interest expense				$ 379,064,000	$ 446,242,000	$ 419,456,000	$ 157,192,000	$ 1,232,730,000	$ 1,015,866,000	$ 1,456,541,000
Business Combination
Senior Notes				15,853,175,000		17,507,325,000		15,853,175,000		17,507,325,000
Principal Amount				5,429,338,000		$ 3,490,256,000		5,429,338,000		$ 3,490,256,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.01				$ 0.01
Line of credit facility, aggregate principal amount														$ 480,000,000
Senior Notes
Business Combination
Senior Notes						$ 17,507,325,000				$ 17,507,325,000
Principal Amount				16,289,245,000		17,955,024,000		16,289,245,000		17,955,024,000
Senior Notes | 10.125% Notes due January 15, 2023
Business Combination
Senior Notes				1,777,085,000		1,774,750,000		1,777,085,000		1,774,750,000
Principal Amount				$ 1,800,000,000		$ 1,800,000,000		$ 1,800,000,000		$ 1,800,000,000			$ 1,800,000,000
Stated interest rate				10.125%		10.125%		10.125%		10.125%			10.125%
Senior Notes | 10.875% Notes due October 15, 2025
Business Combination
Senior Notes				$ 1,660,583,000		$ 1,970,379,000		$ 1,660,583,000		$ 1,970,379,000
Principal Amount				$ 1,684,221,000		$ 2,000,000,000		$ 1,684,221,000		$ 2,000,000,000			$ 2,000,000,000
Stated interest rate				10.875%		10.875%		10.875%		10.875%			10.875%
Senior Notes | 6.625% Notes due October 15, 2025
Business Combination
Senior Notes				$ 986,394,000		$ 985,469,000		$ 986,394,000		$ 985,469,000
Principal Amount				$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000
Stated interest rate				6.625%		6.625%		6.625%		6.625%		6.625%
Common Class A
Business Combination
Common stock, par value (in dollars per share) | $ / shares				$ 0.01				$ 0.01
Common Class B
Business Combination
Common stock, par value (in dollars per share) | $ / shares				0.01				0.01
Affiliates | Notes payable
Business Combination
Principal Amount	$ 1,750,000,000
Cablevision Systems Corp.
Business Combination
Business acquisition, share price (dollars per share) | $ / shares			$ 34.90
Consideration transferred	9,958,323,000
Cablevision Systems Corp. | Common Class A
Business Combination
Common stock, par value (in dollars per share) | $ / shares				0.01		$ 0.01		0.01		$ 0.01
Cablevision Systems Corp. | Common Class B
Business Combination
Common stock, par value (in dollars per share) | $ / shares				$ 0.01		$ 0.01		$ 0.01		$ 0.01
Cablevision Systems Corp. | Neptune Finco Corp. | Term Loan | Senior Secured Credit Facilities
Business Combination
Principal Amount											$ 3,800,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Term Loan | Revolving Credit Facility | Senior Secured Credit Facilities
Business Combination
Line of credit facility, aggregate principal amount											2,000,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 10.125% Notes due January 15, 2023
Business Combination
Principal Amount											$ 1,800,000,000
Stated interest rate											10.125%
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 10.875% Notes due October 15, 2025
Business Combination
Principal Amount											$ 2,000,000,000
Stated interest rate											10.875%
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 6.625% Notes due October 15, 2025
Business Combination
Principal Amount											$ 1,000,000,000
Stated interest rate											6.625%
Cablevision Systems Corp. | Affiliates
Business Combination
Consideration transferred			$ 1,000,000,000
Indirect ownership interest by co-investors			30.00%
Cablevision Systems Corp. | Affiliates | Notes payable
Business Combination
Principal Amount	1,750,000,000
Cablevision Systems Corp. | Affiliates | Notes payable | Notes Payable at 10.75%
Business Combination
Principal Amount	$ 875,000,000
Stated interest rate	10.75%
Cablevision Systems Corp. | Affiliates | Notes payable | Notes Payable at 11%
Business Combination
Principal Amount	$ 875,000,000
Stated interest rate	11.00%
Cequel Corp.
Business Combination
Consideration transferred		$ 3,973,528,000
Percentage of shares acquired		70.00%
Cash consideration		$ 2,797,928,000
Retained equity		$ 675,600,000
Ownership percentage by noncontrolling owners		30.00%
Cequel Corp. | Affiliates | Senior Notes
Business Combination
Consideration transferred, debt issuance by an affiliate of parent company		$ 500,000,000